Subsequent Events (Details Narrative) - Subsequent Event Type [Member] - BRL (R$)	Feb. 10, 2022	Feb. 01, 2022
IfrsStatementLineItems [Line Items]
Distribution of interim dividend		R$ 1,300,000,000
Interest on equity, in the gross amount	R$ 1,700,000,000.00